Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Purchase price allocation:
Goodwill				$ 16,974,437	$ 3,049,281	$ 12,949,587
Cash consideration		2,848,507
Total purchase price	21,525,608
CFO GB [Member] | Champion Connection [Member]
Purchase price allocation:
The fair value of shares			1,760,861
CFO MF [Member] | Champion Connection [Member]
Purchase price allocation:
The fair value of shares			804,142
Contingent consideration of 5% shares of CFO MF			133,970
Champion Connection [Member]
Purchase price allocation:
Property and equipment, net			199,803
Total assets acquired			199,803
Goodwill			6,544,150
Cash consideration			4,044,980
Total purchase price			$ 6,743,953